Other assets	12 Months Ended
Dec. 31, 2020
Other assets [Abstract]
Other assets [Text Block]

15Other assets

Other non-current assets

Other non-current assets in 2020 were EUR 66 million (2019: EUR 47 million). These mainly related to prepaid expenses.

Other current assets

Other current assets of EUR 424 million (2019: EUR 476 million) included contract assets EUR 229 million (2019: EUR 247 million), EUR 26 million (2019: EUR 41 million) accrued income and EUR 169 million (2019: EUR 188 million) for prepaid expense mainly related to Diagnosis & Treatment businesses and Connected Care businesses.